LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–2.17%
†Axon Enterprise, Inc.	32,700	$10,231,176
BWX Technologies, Inc.	16,100	1,652,182
HEICO Corp.	24,800	4,736,800
Howmet Aerospace, Inc.	52,000	3,558,360
TransDigm Group, Inc.	5,300	6,527,480
		26,705,998
Banks–0.56%
†NU Holdings Ltd. Class A	578,900	6,906,277
		6,906,277
Beverages–1.07%
Brown-Forman Corp. Class B	72,955	3,765,937
†Celsius Holdings, Inc.	84,300	6,990,156
Constellation Brands, Inc. Class A	8,600	2,337,136
		13,093,229
Biotechnology–2.41%
†Alkermes PLC	39,500	1,069,265
†Alnylam Pharmaceuticals, Inc.	31,795	4,751,763
†Apellis Pharmaceuticals, Inc.	45,800	2,692,124
†Argenx SE ADR	7,137	2,809,980
†Ascendis Pharma AS ADR	9,336	1,411,323
†BeiGene Ltd. ADR	6,500	1,016,535
†BioNTech SE ADR	8,700	802,575
†Exact Sciences Corp.	44,554	3,076,899
†Legend Biotech Corp. ADR	40,600	2,277,254
†Neurocrine Biosciences, Inc.	41,517	5,726,024
†Sarepta Therapeutics, Inc.	21,200	2,744,552
†Vaxcyte, Inc.	18,000	1,229,580
		29,607,874
Building Products–1.79%
Advanced Drainage Systems, Inc.	23,700	4,082,088
Allegion PLC	23,400	3,152,214
Carrier Global Corp.	22,800	1,325,364
Fortune Brands Innovations, Inc.	17,483	1,480,286
Trane Technologies PLC	25,511	7,658,402
†Trex Co., Inc.	42,500	4,239,375
		21,937,729
Capital Markets–3.91%
ARES Management Corp. Class A	82,500	10,970,850
Blue Owl Capital, Inc.	112,500	2,121,750
Cboe Global Markets, Inc.	10,367	1,904,729
FactSet Research Systems, Inc.	14,950	6,793,130
LPL Financial Holdings, Inc.	32,800	8,665,760
MarketAxess Holdings, Inc.	12,963	2,842,138
Morningstar, Inc.	8,000	2,466,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI, Inc.	16,500	$9,247,425
Tradeweb Markets, Inc. Class A	28,617	2,981,033
		47,993,775
Chemicals–0.64%
CF Industries Holdings, Inc.	14,800	1,231,508
PPG Industries, Inc.	34,200	4,955,580
RPM International, Inc.	13,800	1,641,510
		7,828,598
Commercial Services & Supplies–4.37%
Cintas Corp.	28,800	19,786,464
†Clean Harbors, Inc.	20,500	4,126,855
†Copart, Inc.	310,900	18,007,328
RB Global, Inc.	56,800	4,326,456
Republic Services, Inc.	15,255	2,920,417
Rollins, Inc.	37,330	1,727,259
Waste Connections, Inc.	16,193	2,785,358
		53,680,137
Communications Equipment–0.33%
†Ciena Corp.	21,600	1,068,120
Motorola Solutions, Inc.	8,568	3,041,469
		4,109,589
Construction & Engineering–0.90%
Comfort Systems USA, Inc.	9,800	3,113,558
Quanta Services, Inc.	21,700	5,637,660
†WillScot Mobile Mini Holdings Corp.	49,300	2,292,450
		11,043,668
Construction Materials–0.24%
Vulcan Materials Co.	10,718	2,925,157
		2,925,157
Containers & Packaging–0.10%
Avery Dennison Corp.	5,700	1,272,525
		1,272,525
Distributors–0.50%
Pool Corp.	15,200	6,133,200
		6,133,200
Diversified Consumer Services–0.42%
†Bright Horizons Family Solutions, Inc.	14,800	1,677,728
†Duolingo, Inc.	7,100	1,566,118
Service Corp. International	25,200	1,870,092
		5,113,938
Diversified Financial Services–3.42%
Apollo Global Management, Inc.	206,900	23,265,905
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Block, Inc.	68,900	$5,827,562
†Corpay, Inc.	30,200	9,317,908
†Euronet Worldwide, Inc.	13,800	1,517,034
†Toast, Inc. Class A	84,300	2,100,756
		42,029,165
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	14,128	88,300
		88,300
Electrical Equipment–1.94%
AMETEK, Inc.	24,225	4,430,753
Hubbell, Inc.	15,000	6,225,750
Rockwell Automation, Inc.	39,900	11,624,067
Vertiv Holdings Co. Class A	19,600	1,600,732
		23,881,302
Electronic Equipment, Instruments & Components–2.57%
Amphenol Corp. Class A	120,900	13,945,815
CDW Corp.	47,400	12,123,972
†Celestica, Inc.	30,400	1,366,176
†Keysight Technologies, Inc.	8,062	1,260,736
TE Connectivity Ltd.	10,100	1,466,924
†Zebra Technologies Corp. Class A	4,700	1,416,768
		31,580,391
Energy Equipment & Services–0.80%
Halliburton Co.	201,250	7,933,275
Noble Corp. PLC	39,300	1,905,657
		9,838,932
Entertainment–2.20%
Electronic Arts, Inc.	10,600	1,406,302
Endeavor Group Holdings, Inc. Class A	62,100	1,597,833
†ROBLOX Corp. Class A	204,700	7,815,446
†Spotify Technology SA	56,700	14,963,130
†Take-Two Interactive Software, Inc.	8,700	1,291,863
		27,074,574
Food & Staples Retailing–0.73%
†BJ's Wholesale Club Holdings, Inc.	23,800	1,800,470
Casey's General Stores, Inc.	5,300	1,687,785
†Performance Food Group Co.	73,500	5,486,040
		8,974,295
Food Products–0.28%
†Freshpet, Inc.	16,400	1,900,104
Hershey Co.	8,200	1,594,900
		3,495,004
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–6.16%
†Align Technology, Inc.	27,600	$9,050,592
†Dexcom, Inc.	135,600	18,807,720
†Globus Medical, Inc. Class A	43,200	2,317,248
†IDEXX Laboratories, Inc.	28,000	15,118,040
†Inspire Medical Systems, Inc.	8,000	1,718,320
†Insulet Corp.	28,713	4,921,408
†Lantheus Holdings, Inc.	24,600	1,531,104
†Masimo Corp.	10,600	1,556,610
†Penumbra, Inc.	17,200	3,838,696
ResMed, Inc.	48,500	9,604,455
†Shockwave Medical, Inc.	14,100	4,591,383
STERIS PLC	11,250	2,529,225
		75,584,801
Health Care Providers & Services–3.80%
†Acadia Healthcare Co., Inc.	18,288	1,448,775
Cardinal Health, Inc.	91,200	10,205,280
Cencora, Inc.	82,600	20,070,974
Chemed Corp.	6,400	4,108,352
†Molina Healthcare, Inc.	15,500	6,367,865
†Tenet Healthcare Corp.	42,400	4,456,664
		46,657,910
Health Care Technology–0.93%
†Veeva Systems, Inc. Class A	49,504	11,469,582
		11,469,582
Hotels, Restaurants & Leisure–6.51%
Churchill Downs, Inc.	27,500	3,403,125
Darden Restaurants, Inc.	26,600	4,446,190
Domino's Pizza, Inc.	11,900	5,912,872
†DoorDash, Inc. Class A	93,400	12,863,048
†DraftKings, Inc. Class A	188,962	8,580,764
†Expedia Group, Inc.	20,500	2,823,875
Hilton Worldwide Holdings, Inc.	61,400	13,097,234
Hyatt Hotels Corp. Class A	9,500	1,516,390
†MGM Resorts International	28,200	1,331,322
Restaurant Brands International, Inc.	19,504	1,549,593
†Royal Caribbean Cruises Ltd.	31,900	4,434,419
Wingstop, Inc.	15,100	5,532,640
Wynn Resorts Ltd.	13,300	1,359,659
Yum! Brands, Inc.	94,000	13,033,100
		79,884,231
Household Durables–0.54%
†NVR, Inc.	812	6,577,168
		6,577,168
Household Products–0.10%
Church & Dwight Co., Inc.	11,700	1,220,427
		1,220,427
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.33%
Vistra Corp.	57,800	$4,025,770
		4,025,770
Industrial REITs–0.19%
Rexford Industrial Realty, Inc.	22,300	1,121,690
Terreno Realty Corp.	18,800	1,248,320
		2,370,010
Insurance–2.23%
†Arch Capital Group Ltd.	87,500	8,088,500
Arthur J Gallagher & Co.	19,881	4,971,045
Globe Life, Inc.	15,300	1,780,461
Hartford Financial Services Group, Inc.	29,600	3,050,280
Kinsale Capital Group, Inc.	10,200	5,352,348
Ryan Specialty Holdings, Inc.	74,100	4,112,550
		27,355,184
Interactive Media & Services–1.07%
†Match Group, Inc.	88,867	3,224,095
†Pinterest, Inc. Class A	243,600	8,445,612
†Reddit, Inc. Class A	29,026	1,431,562
		13,101,269
IT Services–3.93%
†Cloudflare, Inc. Class A	124,100	12,016,603
†EPAM Systems, Inc.	5,141	1,419,739
†Gartner, Inc.	26,700	12,727,089
†Globant SA	6,300	1,271,970
†GoDaddy, Inc. Class A	63,200	7,500,576
†MongoDB, Inc.	29,500	10,579,880
†WEX, Inc.	11,600	2,755,348
		48,271,205
Life Sciences Tools & Services–4.78%
Agilent Technologies, Inc.	61,500	8,948,865
†Bio-Rad Laboratories, Inc. Class A	4,100	1,418,067
Bio-Techne Corp.	55,200	3,885,528
Bruker Corp.	32,700	3,071,838
†Charles River Laboratories International, Inc.	5,300	1,436,035
†ICON PLC	9,200	3,090,740
†IQVIA Holdings, Inc.	57,020	14,419,788
†Mettler-Toledo International, Inc.	6,200	8,253,998
†Repligen Corp.	13,227	2,432,710
West Pharmaceutical Services, Inc.	29,720	11,760,501
		58,718,070
Machinery–0.72%
AGCO Corp.	9,800	1,205,596
Graco, Inc.	15,200	1,420,592
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Otis Worldwide Corp.	17,700	$1,757,079
†RBC Bearings, Inc.	5,400	1,459,890
Toro Co.	15,700	1,438,591
Westinghouse Air Brake Technologies Corp.	10,400	1,515,072
		8,796,820
Media–1.55%
Omnicom Group, Inc.	41,100	3,976,836
†Trade Desk, Inc. Class A	172,836	15,109,323
		19,086,159
Metals & Mining–0.15%
Steel Dynamics, Inc.	12,700	1,882,521
		1,882,521
Multiline Retail–0.76%
†Coupang, Inc.	426,600	7,589,214
†Ollie's Bargain Outlet Holdings, Inc.	21,400	1,702,798
		9,292,012
Oil, Gas & Consumable Fuels–2.15%
Cheniere Energy, Inc.	86,500	13,950,720
Chesapeake Energy Corp.	11,200	994,896
Coterra Energy, Inc.	46,400	1,293,632
Diamondback Energy, Inc.	17,700	3,507,609
Magnolia Oil & Gas Corp. Class A	66,100	1,715,295
Matador Resources Co.	24,200	1,615,834
Permian Resources Corp.	188,400	3,327,144
		26,405,130
Personal Products–0.34%
†elf Beauty, Inc.	14,100	2,764,023
Estee Lauder Cos., Inc. Class A	9,400	1,449,010
		4,213,033
Pharmaceuticals–0.10%
†Elanco Animal Health, Inc.	73,600	1,198,208
		1,198,208
Professional Services–4.35%
Booz Allen Hamilton Holding Corp.	57,320	8,508,581
Broadridge Financial Solutions, Inc.	37,813	7,746,371
†Dayforce, Inc.	14,921	987,919
Equifax, Inc.	10,600	2,835,712
†FTI Consulting, Inc.	8,300	1,745,407
KBR, Inc.	39,200	2,495,472
Paychex, Inc.	110,600	13,581,680
†Paylocity Holding Corp.	19,200	3,299,712
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Verisk Analytics, Inc.	51,596	$12,162,725
		53,363,579
Real Estate Management & Development–0.45%
†CoStar Group, Inc.	57,600	5,564,160
		5,564,160
Residential REITs–0.12%
Equity LifeStyle Properties, Inc.	22,200	1,429,680
		1,429,680
Retail REITs–0.22%
Simon Property Group, Inc.	17,600	2,754,224
		2,754,224
Road & Rail–1.53%
Old Dominion Freight Line, Inc.	73,200	16,053,492
†Saia, Inc.	4,700	2,749,500
		18,802,992
Semiconductors & Semiconductor Equipment–3.92%
†Astera Labs, Inc.	9,916	735,668
†Enphase Energy, Inc.	39,500	4,778,710
Entegris, Inc.	22,199	3,119,848
†First Solar, Inc.	8,100	1,367,280
†Lattice Semiconductor Corp.	54,200	4,240,066
Microchip Technology, Inc.	141,364	12,681,764
MKS Instruments, Inc.	8,000	1,064,000
Monolithic Power Systems, Inc.	17,000	11,516,140
†ON Semiconductor Corp.	19,100	1,404,805
†Onto Innovation, Inc.	16,500	2,987,820
Teradyne, Inc.	37,200	4,197,276
		48,093,377
Software–12.54%
†Appfolio, Inc. Class A	11,100	2,738,814
†AppLovin Corp. Class A	43,500	3,011,070
Bentley Systems, Inc. Class B	65,650	3,428,243
†Bill Holdings, Inc.	12,400	852,128
=†πCanva, Inc.	607	647,463
†Confluent, Inc. Class A	91,403	2,789,619
†Crowdstrike Holdings, Inc. Class A	72,795	23,337,349
†CyberArk Software Ltd.	10,600	2,815,678
=†πDatabricks, Inc.	29,136	2,369,048
†Datadog, Inc. Class A	110,518	13,660,025
†Descartes Systems Group, Inc.	29,700	2,718,441
†DocuSign, Inc.	41,600	2,477,280
†DoubleVerify Holdings, Inc.	34,982	1,229,967
†Dynatrace, Inc.	93,088	4,323,007
†Elastic NV	30,500	3,057,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac Corp.	9,500	$11,871,295
†Fortinet, Inc.	19,200	1,311,552
†HubSpot, Inc.	17,659	11,064,423
†Manhattan Associates, Inc.	25,200	6,305,796
†Monday.com Ltd.	12,000	2,710,440
†Nutanix, Inc. Class A	76,500	4,721,580
†Palantir Technologies, Inc. Class A	730,200	16,801,902
†Procore Technologies, Inc.	18,774	1,542,660
†PTC, Inc.	27,051	5,111,016
†Samsara, Inc. Class A	169,500	6,405,405
=†πSNYK Ltd.	62,548	606,716
=†πTanium, Inc. Class B	26,961	132,378
†Tyler Technologies, Inc.	14,200	6,035,142
†Workiva, Inc.	14,100	1,195,680
†Zscaler, Inc.	45,600	8,783,928
		154,055,365
Specialized REITs–0.67%
CubeSmart	37,100	1,677,662
Iron Mountain, Inc.	30,400	2,438,384
Lamar Advertising Co. Class A	34,806	4,156,184
		8,272,230
Specialty Retail–4.84%
†AutoZone, Inc.	918	2,893,215
†Burlington Stores, Inc.	19,600	4,550,924
†Carvana Co.	24,000	2,109,840
†Five Below, Inc.	23,800	4,316,844
†Floor & Decor Holdings, Inc. Class A	23,200	3,007,184
†Restoration Hardware, Inc.	4,200	1,462,692
Ross Stores, Inc.	122,900	18,036,804
Tractor Supply Co.	40,400	10,573,488
†Ulta Beauty, Inc.	20,053	10,485,312
Williams-Sonoma, Inc.	6,200	1,968,686
		59,404,989
Technology Hardware, Storage & Peripherals–0.44%
†Pure Storage, Inc. Class A	73,500	3,821,265
†Super Micro Computer, Inc.	1,600	1,616,048
		5,437,313
Textiles, Apparel & Luxury Goods–0.15%
†Skechers USA, Inc. Class A	30,000	1,837,800
		1,837,800
Trading Companies & Distributors–2.05%
Fastenal Co.	150,800	11,632,712
Ferguson PLC	12,600	2,752,218
†SiteOne Landscape Supply, Inc.	22,500	3,927,375
United Rentals, Inc.	5,850	4,218,494
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	6,000	$2,591,820
		25,122,619
Total Common Stock (Cost $755,212,125)		1,215,561,495
CONVERTIBLE PREFERRED STOCKS–0.87%
=†πCanva, Inc. Series A	36	38,400
=†πCanva, Inc. Series A-3	1	1,067
=†πCaris Life Sciences, Inc. Series D	107,248	390,383
=†πDatabricks, Inc. Series F	61,884	5,031,788
=†πDatabricks, Inc. Series G	6,699	544,696
=†πDatabricks, Inc. Series H	16,050	1,305,025
=†πDataRobot, Inc. Series G	43,773	214,050
=†πRappi, Inc. Series E	27,648	628,162
=†πSNYK Ltd. Series F	104,823	1,016,783
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πSocure, Inc. Series A	17,170	$107,312
=†πSocure, Inc. Series A-1	14,092	88,075
=†πSocure, Inc. Series B	255	1,594
=†πSocure, Inc. Series E	32,664	204,150
=†πTanium, Inc. Series G	234,645	1,152,107
Total Convertible Preferred Stocks (Cost $9,934,202)		10,723,592

MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	3,034,804	3,034,804
Total Money Market Fund (Cost $3,034,804)		3,034,804

TOTAL INVESTMENTS–100.10% (Cost $768,181,131)	1,229,319,891
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(1,266,826)
NET ASSETS APPLICABLE TO 39,382,132 SHARES OUTSTANDING–100.00%	$1,228,053,065

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $14,567,497, which represented 1.19% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$647,463
Canva, Inc. Series A	11/4/2021	61,371	38,400
Canva, Inc. Series A-3	11/4/2021	1,705	1,067
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	390,383
Databricks, Inc.	7/24/2020	466,419	2,369,048
Databricks, Inc. Series F	10/22/2019	885,940	5,031,788
Databricks, Inc. Series G	2/1/2021	396,063	544,696
Databricks, Inc. Series H	9/1/2021	1,179,420	1,305,025
DataRobot, Inc. Series G	6/11/2021	1,197,647	214,050
Rappi, Inc. Series E	9/8/2020	1,651,858	628,162
SNYK Ltd.	9/3/2021	897,220	606,716
SNYK Ltd. Series F	9/3/2021	1,495,342	1,016,783
Socure, Inc.	12/22/2021	227,017	88,300
Socure, Inc. Series A	12/22/2021	275,898	107,312
Socure, Inc. Series A-1	12/22/2021	226,439	88,075
Socure, Inc. Series B	12/22/2021	4,097	1,594
Socure, Inc. Series E	10/27/2021	524,865	204,150
Tanium, Inc. Class B	9/24/2020	307,226	132,378
Tanium, Inc. Series G	8/16/2015	1,164,848	1,152,107
Total		$12,866,741	$14,567,497

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$26,705,998	$—	$—	$26,705,998
Banks	6,906,277	—	—	6,906,277
Beverages	13,093,229	—	—	13,093,229
Biotechnology	29,607,874	—	—	29,607,874
Building Products	21,937,729	—	—	21,937,729
Capital Markets	47,993,775	—	—	47,993,775
Chemicals	7,828,598	—	—	7,828,598
Commercial Services & Supplies	53,680,137	—	—	53,680,137
Communications Equipment	4,109,589	—	—	4,109,589
Construction & Engineering	11,043,668	—	—	11,043,668
Construction Materials	2,925,157	—	—	2,925,157
Containers & Packaging	1,272,525	—	—	1,272,525
Distributors	6,133,200	—	—	6,133,200
Diversified Consumer Services	5,113,938	—	—	5,113,938
Diversified Financial Services	42,029,165	—	—	42,029,165
Diversified Telecommunication Services	—	—	88,300	88,300
Electrical Equipment	23,881,302	—	—	23,881,302
Electronic Equipment, Instruments & Components	31,580,391	—	—	31,580,391
Energy Equipment & Services	9,838,932	—	—	9,838,932
Entertainment	27,074,574	—	—	27,074,574
Food & Staples Retailing	8,974,295	—	—	8,974,295
Food Products	3,495,004	—	—	3,495,004
Health Care Equipment & Supplies	75,584,801	—	—	75,584,801
Health Care Providers & Services	46,657,910	—	—	46,657,910
Health Care Technology	11,469,582	—	—	11,469,582
Hotels, Restaurants & Leisure	79,884,231	—	—	79,884,231
Household Durables	6,577,168	—	—	6,577,168
Household Products	1,220,427	—	—	1,220,427
Independent Power and Renewable Electricity Producers	4,025,770	—	—	4,025,770
Industrial REITs	2,370,010	—	—	2,370,010
Insurance	27,355,184	—	—	27,355,184
Interactive Media & Services	13,101,269	—	—	13,101,269
IT Services	48,271,205	—	—	48,271,205
Life Sciences Tools & Services	58,718,070	—	—	58,718,070
Machinery	8,796,820	—	—	8,796,820
Media	19,086,159	—	—	19,086,159
Metals & Mining	1,882,521	—	—	1,882,521
Multiline Retail	9,292,012	—	—	9,292,012
Oil, Gas & Consumable Fuels	26,405,130	—	—	26,405,130
Personal Products	4,213,033	—	—	4,213,033
Pharmaceuticals	1,198,208	—	—	1,198,208
Professional Services	53,363,579	—	—	53,363,579
Real Estate Management & Development	5,564,160	—	—	5,564,160
Residential REITs	1,429,680	—	—	1,429,680
Retail REITs	2,754,224	—	—	2,754,224
Road & Rail	18,802,992	—	—	18,802,992
Semiconductors & Semiconductor Equipment	48,093,377	—	—	48,093,377
Software	150,299,760	—	3,755,605	154,055,365
Specialized REITs	8,272,230	—	—	8,272,230
Specialty Retail	59,404,989	—	—	59,404,989
Technology Hardware, Storage & Peripherals	5,437,313	—	—	5,437,313
Textiles, Apparel & Luxury Goods	1,837,800	—	—	1,837,800
Trading Companies & Distributors	25,122,619	—	—	25,122,619
Convertible Preferred Stocks	—	—	10,723,592	10,723,592
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$3,034,804	$—	$—	$3,034,804
Total Investments	$1,214,752,394	$—	$14,567,497	$1,229,319,891
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2024.
Asset Type	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
Common Stock	$3,843,905	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.7x-29.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	7.1x-25.8x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$10,723,592	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.3x-29.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	5.0x-25.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.6x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	14.5x-23.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	15% (N/A)
		Market Comparable Companies	Projected future value discount rate term	3 years (N/A)
		Market Comparable Companies	Present Value Factor	0.658 (N/A)
Total	$14,567,497
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/24
Common Stock	$3,754,677	$—	$—	$—	$—	$—	$—	$—	$89,228	$3,843,905	$89,228
Convertible Preferred Stocks	10,429,047	—	—	—	—	—	—	—	294,545	10,723,592	294,545
Total	$14,183,724	$—	$—	$—	$—	$—	$—	$—	$383,773	$14,567,497	$383,773
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9